Accumulated Other Comprehensive Income, Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ 51,242	$ 45,904	$ 48,721
Income tax benefit	18,967	24,183	20,614
Net income	58,646	75,234	61,519
Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Net income	303	978	199
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Income tax benefit	(107)	(343)	(70)
Net income	303	978	199
Amortization of Net Actuarial Gain [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	423	1,008	674
Amortization of Prior Service (Cost) Credit [Member] | Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ (13)	$ 313	$ (405)